Joint Venture Acquisition Obligation	12 Months Ended
Dec. 31, 2011
Joint Venture Acquisition Obligation

Note 13—Joint Venture Acquisition Obligation

In 2007, we closed on a business venture with Cenovus. As a part of the transaction, we are obligated to contribute $7.5 billion, plus interest, over a 10-year period that began in 2007, to the upstream business venture, FCCL Partnership, formed as a result of the transaction.

Quarterly principal and interest payments of $237 million began in the second quarter of 2007, and will continue until the balance is paid. Of the principal obligation amount, $732 million was short-term and was included in the “Accounts payable—related parties” line on our December 31, 2011, consolidated balance sheet. The principal portion of these payments, which totaled $695 million in 2011, is included in the “Other” line in the financing activities section of our consolidated statement of cash flows. Interest accrues at a fixed annual rate of 5.3 percent on the unpaid principal balance. Fifty percent of the quarterly interest payment is reflected as a capital contribution and is included in the “Capital expenditures and investments” line on our consolidated statement of cash flows.